ADVANCE TO SUPPLIERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Advance to suppliers	$ 113,230	$ 114,112
Change in advance to suppliers, amount	$ (882)	(35,441)
Change in advance to suppliers, percentage	(1.00%)
Advance to Suppliers [Member]
Advance to suppliers	$ 113,230	$ 114,112
Change in advance to suppliers, amount	$ (882)
Change in advance to suppliers, percentage	(1.00%)